Capital transactions	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
Capital transactions

Note 16 — Capital transactions

(a)	Private Placement

On November 17 , 2020, the Company sold 50,000 ordinary shares (post-Reverse Stock Split) at a purchase price of $1.00 per Share, pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act.

On November 15, 2021, the Company sold 130,000 Shares, at a purchase price of $2.00 per Share with one warrant for ten ordinary shares sold (“Warrant”), pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act. Each Warrant was entitled to subscribe for one share at a price of $4.00 per share for one-year period ending November 15, 2022. All warrants were lapsed.

 On April 29, 2022, the Company sold 100,000 ordinary shares, at a purchase price of $4.00 per share, to a shareholder of BF Internet , pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act.

On June 15, 2022, the Company sold 20,000 ordinary shares to two shareholders of the Company and 12,500 ordinary shares to independent shareholders, at a purchase price of $4.00 and $5.00 per share, respectively, pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act.

(b)	Cashless exercise of Options

On December 2, 2021, 300,000 Options were exercised on a cashless basis, the closing price of ordinary shares was $5.38 on December 1, 2022 and the exercise price was $0.50. As a result of such exercise, 272,118 ordinary shares of the Company were issued, being 300,000 shares multiple by closing price ($5.38) minus the exercise price ($0.50) divided by the closing price ($5.38).